SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS' EQUITY

a.
On November 26, 2013, the Company closed a firm commitment underwritten public offering of 2,852,000 ordinary shares (including 372,000 ordinary shares issued to the underwriter upon full exercise of its over-allotment option), at a public offering price of $7.00 per share. The net proceeds for the Company were approximately $ 18,000.

b.	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

c.         Equity Incentive Plans:

Under the Company's 2001 Stock Option Plan and 2003 Israeli Stock Option, the Company has granted options to purchase ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The 2001 Plan does not have a specific expiration date (although the Company no longer grant awards under this plan) whereas the 2003 Plan was terminated in December 2013.

In December 2012, the Company adopted the 2012 Stock Incentive Plan (together with the 2001 and 2003 plans, the "Plans"), under which stock options, RSUs as well as other equity-based awards may be granted to employees, directors and consultants of the Company or its affiliates. The 2012 Stock Incentive Plan has a term of ten years and will terminate in December 2022.

In general, the exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options.

Under the terms of the Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession. Upon exercise of options, the Company issues ordinary shares for each option exercised

Starting 2015, the Company also grants RSUs to its employees, which generally vest over three years with annual vesting dates.

Under the Plans, 4,010,890 ordinary shares of the Company were reserved for issuance of equity-based awards. Any options and unvested RSUs that are canceled or forfeited before expiration become available for future grants. As of December 31, 2015, there were 70,457 ordinary shares reserved and available for future grants. In January 2016, the Company’s Board of Directors approved an increase of 30,000 shares of the Company reserved for issuance under the Plans.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2015
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (1)

Outstanding at beginning of year	1,889	$6.53	3.97	$8,148
Granted	546	12.64
Exercised	(415)	2.78
Forfeited	(45)	9.03

Outstanding at end of year	1,975	$8.95	3.98	$5,118

Exercisable at end of year	964	$6.73	3.07	$4,299

Vested and expected to vest at end of year	1,882	$8.83	3.92	$5,062

(1)	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company’s ordinary shares as of December 31, 2015 which was $11.05 per share.

The weighted average fair value of options granted during the years ended December 31, 2015, 2014 and 2013 was $4.94, $4.79 and $4.62 per share, respectively. The weighted average fair value of options vested during the year ended December 31, 2015 was $4.80.

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

$1.48 - $5.85	477	1.8	2.95	455	1.72	2.81
$7.29-$9.87	477	4.49	8.73	214	4.28	8.79
$10.03 - $11.38	653	4.57	11.01	266	4.22	10.99
$12.42 - $14.68	368	5.09	13.37	29	4.68	13.93

	1,975	3.98	$8.95	964	3.07	$6.73

A summary of the Company’s RSU activities and related information for the year ended December 31, 2015, is as follows:

	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2015	-	$-
Granted	227	14.68
Vested	-
Forfeited	(2)	14.68

Outstanding as of December 31, 2015	225	$14.68

The allocation of the share-based compensation is as follows:

	Year ended December 31,
	2015	2014	2013

Research and development	$766	$440	$237
Selling and marketing	1,540	636	325
General and administrative	721	413	184

Total share-based compensation	$3,027	$1,489	$746

As of December 31, 2015, there was $ 6,221 of total unrecognized compensation cost related to non-vested share-based compensation that is expected to be recognized over a period of up to three years.

d.	Warrants:

During 2015 and 2014, 19,701 and 78,828 warrants were exercised for proceeds of $10 and $ 38, respectively. During 2015, 7,881 warrants expired.

As of December 31, 2015 there were no outstanding warrants to purchase Company’s ordinary shares.